Note 21 - Income Tax - Effective Income Tax Rate Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income tax expense applying a statutory rate of 15% (2024 - 15%), percent	15.00%	15.00%
Change in valuation allowance	$ 1,251	$ 121
Change in valuation allowance, percent	0.40%	0.00%
Other	$ (194)	$ (529)
Other, percent	(0.10%)	(0.20%)
Loss on disposal of operations	$ (1,977)	$ 75
Loss on disposal of operations, percent	(0.60%)	0.00%
Nontaxable or nondeductible items	$ 1,791	$ 1,861
Nontaxable or nondeductible items, percent	0.60%	0.60%
Changes in unrecognized tax benefits	$ 718	$ (1,842)
Changes in unrecognized tax benefits, percent	0.20%	(0.60%)
Income tax expense	$ 80,154	$ 74,177
Income tax expense, percent	26.30%	23.80%
Domestic Tax Jurisdiction [Member] | Canada Revenue Agency [Member]
Income tax expense applying a statutory rate of 15% (2024 - 15%)	$ 45,706	$ 46,667
Income tax expense applying a statutory rate of 15% (2024 - 15%), percent	15.00%	15.00%
State and Local Jurisdiction [Member] | Canada Revenue Agency [Member]
State and local income taxes	$ (6,811)	$ (2,650)
State and local income taxes, percent	(2.20%)	(0.90%)
Foreign Tax Jurisdiction [Member] | Internal Revenue Service (IRS) [Member]
State and local income taxes	$ 11,053	$ 9,474
State and local income taxes, percent	3.60%	3.00%
Tax rate differential	$ 12,406	$ 9,378
Tax rate differential, percent	4.10%	3.00%
Change in valuation allowance	$ 418	$ 0
Change in valuation allowance, percent	0.10%	0.00%
Tax effect of flow through entities	$ (5,359)	$ (5,582)
Tax effect of flow through entities, percent	(1.80%)	(1.80%)
Other	$ 3,030	$ 634
Other, percent	1.00%	0.20%
Foreign Tax Jurisdiction [Member] | His Majesty's Revenue and Customs (HMRC) [Member]
Income tax expense applying a statutory rate of 15% (2024 - 15%), percent	1.40%	2.30%
Tax rate differential	$ 4,191	$ 7,281
Other	$ (545)	$ 1,568
Other, percent	(0.20%)	0.50%
Acquisition related contingent consideration	$ (4,353)	$ (12,406)
Acquisition related contingent consideration, percent	(1.40%)	(4.00%)
Foreign Tax Jurisdiction [Member] | Australian Taxation Office [Member]
Tax rate differential	$ 6,144	$ 6,317
Tax rate differential, percent	2.00%	2.00%
Other	$ 118	$ 403
Other, percent	0.00%	0.10%
Foreign Tax Jurisdiction [Member] | Ministry of Economic Affairs and Finance, Italy [Member]
State and local income taxes	$ 1,942	$ 1,365
State and local income taxes, percent	0.60%	0.40%
Tax rate differential	$ 1,762	$ 1,079
Tax rate differential, percent	0.60%	0.30%
Foreign Tax Jurisdiction [Member] | Other Foreign Tax Authorities [Member]
State and local income taxes	$ 3,340	$ 4,057
State and local income taxes, percent	1.20%	1.70%
Tax rate differential	$ 990	$ 933
Tax rate differential, percent	0.30%	0.30%
Change in valuation allowance	$ 2,655	$ 4,493
Change in valuation allowance, percent	0.90%	1.40%
Withholding taxes	$ 1,878	$ 1,480
Withholding taxes, percent	0.60%	0.50%